SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                        Post-Effective Amendment No. 1                  [X]
                              (File No. 333-83456)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 18                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [X]   on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


May 1, 2003

American Express(R)
Single Premium
Variable Life

A SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY


Issued by:          IDS Life Insurance Company (IDS Life)
                    70100 AXP Financial Center
                    Minneapolis, MN 55474
                    Phone: (800) 862-7919
                    Web site address: americanexpress.com

                    IDS Life Variable Life Separate Account


This prospectus contains information about the life insurance policy that you should know before investing in American Express Single Premium Variable Life (AXP SPVL).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:


     o    A fixed account to which we credit interest.

     o    Subaccounts that invest in underlying funds.


Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


Please note that your investments in a policy and its underlying funds:

     o    Are NOT deposits or obligations of a bank or financial institution;

     o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

     o Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Policy Benefits and Risks
   Policy Benefits
   Policy Risks
   Fund Risks

Fee Tables
   Transaction Fees
   Charges Other Than Fund Operating Expenses
   Annual Operating Expenses of the Funds

Loads, Fees and Charges
   Premium Expense Charge
   Monthly Deduction
   Surrender Charge
   Partial Surrender Charge
   Mortality and Expense Risk Charge
   Transfer Charge
   Annual Operating Expenses of the Funds
   Effect of Loads, Fees and Charges
   Other Information on Charges


IDS Life


The Variable Account

The Funds
   Relationship Between Funds and Subaccounts
   Substitution of Investments
   Voting Rights

The Fixed Account

Purchasing Your Policy
   Application
   Premiums

Policy Value
   Fixed Account
   Subaccounts

Keeping The Policy in Force
   Minimum Initial Premium Period
   No Lapse Guarantees
   Grace Period
   Reinstatement
   Exchange Right

Proceeds Payable Upon Death
   Change in Death Benefit Option
   Changes in Specified Amount
   Misstatement of Age or Sex
   Suicide
   Beneficiary

Transfers Between the Fixed Account and Subaccounts
   Restrictions on Transfers
   Fixed Account Transfer Policies
   Minimum Transfer Amounts
   Maximum Transfer Amounts
   Maximum Number of Transfers Per Year
   Automated Transfers
   Automated Dollar-Cost Averaging
   Asset Rebalancing

Policy Loans
   Minimum Loan Amounts
   Maximum Loan Amounts
   Allocation of Loans to Accounts
   Repayments
   Overdue Interest
   Effect of Policy Loans

Policy Surrenders
   Total Surrenders
   Partial Surrenders

Two Ways to Request a Transfer, Loan or Surrender

Payment of Policy Proceeds
   Payment Options
   Deferral of Payments

Federal Taxes
   IDS Life's Tax Status
   Taxation of Policy Proceeds
   Modified Endowment Contracts
   Other Tax Considerations

Legal Proceedings

Policy Illustrations
   Understanding the Illustrations

Key Terms

Financial Statements

Policy Benefits and Risks


This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS
---------------------------- ---------------------------------- ------------------------------------------------------
POLICY BENEFIT               WHAT IT MEANS                      HOW IT WORKS
---------------------------- ---------------------------------- ------------------------------------------------------
Death Benefit                We will pay a benefit to the       The relationship between the policy value and the
                             beneficiary of the policy when     death benefit depends on the death of the insured:
                             the insured dies. Before the
                             insured's attained insurance age   o  If death occurs prior to the insured's attained
                             100, your policy's death benefit      insurance age 100, the death benefit is the
                             can never be less than the            greater of the specified amount or a percentage
                             specified amount unless your          of policy value. The proceeds payable is the
                             policy has outstanding                death benefit amount minus outstanding
                             indebtedness.                         indebtedness.

                                                                o  If death occurs on or after the insured's
                                                                   attained insurance age 100, the death benefit is
                                                                   the greater of:

                                                                    o    the policy value on the date of the
                                                                         insured's death minus any indebtedness on
                                                                         the date date of the insured's death; or

                                                                    o    the policy value at the insured's attained
                                                                         insurance age 100 minus any indebtedness on
                                                                         the date of the insured's death.

                                                                During the first five policy years and prior to the
                                                                   insured's attained insurance age 80, you can
                                                                   increase the specified amount within certain
                                                                   limits, but doing so generally will affect policy
                                                                   charges.

                                                                You can not decrease the specified amount. However,
                                                                   if you take a partial surrender, it will decrease
                                                                   the specified amount.
---------------------------- ---------------------------------- ------------------------------------------------------
Optional Insurance Benefits  You may add optional benefits to   Available riders you may add:
                             your policy at an additional
                             cost, in the form of riders (if    o    Accelerated Benefit Rider for Terminal
                             you meet certain requirements).         Illness (ABRTI):  If the insured is terminally
                             The amounts of these benefits do        ill and death is expected to occur within six
                             not vary with investment                months, the rider provides that you can
                             experience of the variable              withdraw a portion of the death benefit prior
                             account. Certain restrictions           to death. This rider is not available in all
                             apply and are clearly described         states.
                             in the applicable rider.


---------------------------- ---------------------------------- ------------------------------------------------------

---------------------------- ---------------------------------- ------------------------------------------------------
Additional Premiums          You may choose to pay premiums     You specify the initial single premium when you
                             in addition to the initial         apply for a policy.  During the first five policy
                             single premium under certain       years you may pay additional premiums, subject to
                             conditions.                        minimum amounts we establish, only if you increase
                                                                the specified amount of the policy.  To increase the
                                                                specified amount, the insured must not have an
                                                                attained insurance age greater than 80, and the
                                                                insured must be insurable according to our
                                                                underwriting rules. Beginning with the sixth policy
                                                                year you may pay additional premiums in any amount
                                                                until the insured's attained insurance age 100.
                                                                These premiums will not increase the specified
                                                                amount of the policy. We may refuse to accept
                                                                additional premiums or we may refund premiums in
                                                                order to comply with the Internal Revenue Code of
                                                                1986, as amended ("Code").  The amount and frequency
                                                                of additional premiums will affect policy value,
                                                                cash surrender value and the length of time your
                                                                policy will remain in force as well as affect
                                                                whether the NLG remains in effect.
---------------------------- ---------------------------------- ------------------------------------------------------
Right to Examine Your        You may return your policy for     You may mail or deliver the policy to our home
Policy ("Free Look")         any reason and receive a full      office or to your financial advisor with a written
                             refund of all premiums paid.       request for cancellation by the 10th day after you
                                                                receive it (15th day in Colorado, 20th day in Idaho
                                                                and North Dakota). On the date your request is
                                                                postmarked or received, the policy will immediately
                                                                be considered void from the start.

                                                                Under our current administrative practice, your
                                                                request to cancel the policy under the "Free Look"
                                                                provision will be honored if received at our home
                                                                office within 30 days from the latest of the
                                                                following dates:

                                                                o     The date we mail the policy from our office

                                                                o     The policy date (only if the policy is
                                                                      issued in force)

                                                                o     The date your sales representative delivers
                                                                      the policy to you as evidenced by our
                                                                      policy delivery receipt, which you must
                                                                      sign and date.

                                                                We reserve the right to change or discontinue this
                                                                administrative practice at any time.
---------------------------- ---------------------------------- ------------------------------------------------------
Exchange Right               For two years after the policy     Because the policy itself offers a fixed return
                             is issued, you can exchange it     option, all you need to do is transfer all of the
                             for one that provides benefits     policy value in the subaccounts to the fixed
                             that do not vary with the          account. This exchange does not require our
                             investment return of the           underwriting approval. We do not issue a new policy.
                             subaccounts.                       State restrictions may apply.
---------------------------- ---------------------------------- ------------------------------------------------------

---------------------------- ---------------------------------- ------------------------------------------------------
Investment Choices           You may direct your net premiums   o    Under the Variable Account your policy's
                             or transfer your policy's value         value may increase or decrease daily, depending
                             to:                                     on the investment return.  No minimum amount is
                                                                     guaranteed.
                             o    The Variable Account
                                  which consists of             o    The Fixed Account earns interest rates that
                                  subaccounts, each of which         we adjust periodically. This rate will never be
                                  invests in a fund with a           lower than 4%.
                                  particular investment
                                  objective; or

                             o    The Fixed Account,
                                  which is our general
                                  investment account.
---------------------------- ---------------------------------- ------------------------------------------------------
Surrenders                   You may cancel the policy while    The cash surrender value is the policy value minus
                             it is in force and receive its     indebtedness minus any applicable surrender charges.
                             cash surrender value or take a     Partial surrenders are available within certain
                             partial surrender out of your      limits for a fee.
                             policy.
---------------------------- ---------------------------------- ------------------------------------------------------
Loans                        You may borrow against your        Your policy secures the loan.
                             policy's cash surrender value.
---------------------------- ---------------------------------- ------------------------------------------------------
Transfers                    You may transfer your policy's     You may, at no charge, transfer policy value from
                             value.                             one subaccount to another or between subaccounts and
                                                                the fixed account. Certain restrictions may apply to
                                                                transfers. You can also arrange for automated
                                                                transfers among the fixed account and subaccounts.
---------------------------- ---------------------------------- ------------------------------------------------------

POLICY RISKS
---------------------------- ---------------------------------- ------------------------------------------------------
POLICY RISK                  WHAT IT MEANS                      WHAT CAN HAPPEN
---------------------------- ---------------------------------- ------------------------------------------------------
Investment Risk              You direct your net premiums or    o    You can lose cash values due to adverse
                             transfer your policy's value to         investment experience. No minimum amount is
                             a subaccount that drops in value.       guaranteed under the subaccounts of the
                                                                     variable account.

                                                                o    Your death benefit may be lower due to
                                                                     adverse investment experience.

                                                                o    Your policy could lapse due to adverse
                                                                     investment experience if the NLG is not in
                                                                     effect and you do not pay premium needed to
                                                                     maintain coverage.
                             You transfer your policy's value   o    The value of the subaccount from which you
                             between subaccounts.                    transferred could increase while the value of
                                                                     the subaccount to which you transferred could
                                                                     decrease.
---------------------------- ---------------------------------- ------------------------------------------------------
Risk of Limited Policy       The policy is not suitable as a    o    Surrender charges reduce policy value
Values in Early Years        short-term investment.                  during the early years. Poor investment
                                                                     performance can also significantly reduce
                                                                     policy values. During early policy years the
                                                                     cash surrender value may be less than the
                                                                     premiums you pay for the policy.

                             Your ability to take partial       o    You cannot take partial surrenders during
                             surrenders is limited.                  the first policy year.
---------------------------- ---------------------------------- ------------------------------------------------------

---------------------------- ---------------------------------- ------------------------------------------------------
Lapse Risk                   You do not pay the premiums        o    We will not pay a death benefit if your
                             needed to maintain coverage.            policy lapses.

                             Your policy may lapse due to       o    Surrender charges affect the surrender
                             surrender charges.                      value, which is a measure we use to determine
                                                                     whether your contract will enter a grace period
                                                                     (and possibly lapse).  A partial surrender will
                                                                     reduce the policy value, death benefit and may
                             You take a loan against your            terminate the NLG.
                             policy.
                                                                o    Taking a loan increases the risk that your
                                                                     policy will lapse, will have a permanent effect
                                                                     on the policy value, will reduce the death
                                                                     benefit and may terminate the NLG.

                             Your policy can lapse due to       o    Your policy could lapse due to adverse
                             poor investment performance.            investment experience if the NLG is not in
                                                                     effect and you do not pay premium needed to
                                                                     maintain coverage
---------------------------- ---------------------------------- ------------------------------------------------------
Exchange / Replacement Risk  You drop another policy to buy     o    You may pay surrender charges on the policy
                             this one.                               you drop.

                                                                o    This policy has surrender charges, which
                                                                     may extend beyond those in the policy you drop.

                                                                o    You will be subject to new incontestability
                                                                     and suicide periods.

                                                                o    You may be in a higher insurance
                                                                     risk-rating category now and you may pay higher
                                                                     premiums.

                                                                o    If you borrow from another policy to buy
                                                                     this one, the loan reduces the death benefit on
                             You use cash values or dividends        the other policy.  If you fail to repay the
                             from another policy to buy this         loan and accrued interest, you could lose the
                             one.                                    other coverage and you may be subject to income
                                                                     tax if the policy ends with a loan against it.

                                                                o    The exchange may have adverse tax
                                                                     consequences.
---------------------------- ---------------------------------- ------------------------------------------------------

---------------------------- ---------------------------------- ------------------------------------------------------
Tax Risk                     Most policies will be classified   o    Cash values taken from or assigned under a
                             as a "modified endowment                MEC before the owner's age 59 1/2 will be subject
                             contract" ("MEC") for federal           to a 10% penalty tax in most cases.
                             income tax purposes when
                             issued.  If a policy is not a
                             MEC when issued, certain changes
                             you make to the policy may cause
                             it to become a MEC.
                             The policy fails to qualify as     o    Increases in cash value are taxable as
                             life insurance for federal              ordinary income.  Your beneficiary may have to
                             income tax purposes.                    pay income tax on part of the death benefit.


                             The IRS determines that you, not   o    You may be taxed on the income of each
                             the Variable Account, are the           subaccount to the extent of your investment.
                             owner of the fund shares held by
                             our Variable Account.              o    The tax-deferred accrual of cash values
                                                                     provided by the policy is unnecessary because
                             You buy this policy to fund a           tax deferral is provided by the tax-deferred
                             tax-deferred retirement plan.           retirement plan.
---------------------------- ---------------------------------- ------------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. The investment managers and advisers cannot guarantee that the funds will meet their investment objectives.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer cash value between investment options.


TRANSACTION FEES
-------------------------- ----------------------------------- -------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED                                AMOUNT DEDUCTED
-------------------------- ----------------------------------- -------------------------------------------------------
Premium Expense Charge     When you pay premium.                   o    3% of each premium payment if the initial
                                                                        single premium is $10,000-$99,999
                                                                        ($5,000-$99,999 ages 0-19)

                                                                   o    2% of each premium payment if the initial
                                                                        single premium is $100,000-$249,999

                                                                   o    1% of each premium payment if the initial
                                                                        single premium is $250,000 and above.
-------------------------- ----------------------------------- -------------------------------------------------------

-------------------------- ----------------------------------- -------------------------------------------------------
Surrender Charge*          When you surrender your policy      Percentage of initial single premium:
                           for its full cash surrender
                           value, or the policy lapses,        Minimum: $6.5% - Female, Standard, Age 81
                           during the first ten years and
                           for ten years after requesting an   Maximum: $8% - Male, Standard, Age 70
                           increase in the specified amount.
                                                               Representative Insured: 8% - Female, Nonsmoker, Age 70
-------------------------- ----------------------------------- -------------------------------------------------------
Partial Surrender Charge   When you surrender part of the         Maximum: Up to 10% of the partial surrender amount.
                           value of your policy. In excess
                           of 10% of policy value minus
                           indebtedness at the beginning of
                           the policy year.
-------------------------- ----------------------------------- -------------------------------------------------------
Transfer Charge            Upon transfer, if we impose a       Maximum: Up to $25 per transfer in excess of five.
                           limit of five transfers per year
                           by mail or phone per policy year.   Current: No charge.
-------------------------- ----------------------------------- -------------------------------------------------------
Accelerated Benefit Rider  No charge.                          No charge.
for Terminal Illness
Charge
-------------------------- ----------------------------------- -------------------------------------------------------
Fees for express mail      When we pay policy proceeds by      o    $15 - United States
and wire transfers of      express mail or wire transfer.
loan payments and                                              o    $30 - International
surrenders
-------------------------- ----------------------------------- -------------------------------------------------------


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

-------------------------- ----------------------------------- -----------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
-------------------------- ----------------------------------- -----------------------------------------------------
Cost of Insurance          Monthly.                            Monthly rate per $1,000.00 of net amount at risk:
Charges*
                                                               Minimum: $0.06 - Female, Standard, Age 10

                                                               Maximum: $83.33 - Male, Smoker, Age 99

                                                               Representative Insured: $1.87 - Female, Nonsmoker,
                                                               Age 70
-------------------------- ----------------------------------- -----------------------------------------------------
Mortality and Expense      Daily                               Guaranteed:  0.90% of the average daily net asset
Risk Charge                                                    value of the subaccounts for all policy years.
-------------------------- ----------------------------------- -----------------------------------------------------

-------------------------- ----------------------------------- -----------------------------------------------------
Interest Rate on Loans     Charged daily and due at the end    Guaranteed: 6% effective annual rate per year.
                           of the policy year
                                                               Current:

                                                                  o    6% effective annual rate on that portion
                                                                       of indebtedness that exceeds the policy
                                                                       value minus premiums paid minus partial
                                                                       surrenders and partial surrender charges
                                                                       and 4% on the remainder of indebtedness.

                                                                  o    4% if indebtedness does not exceed policy
                                                                       value minus premiums paid minus partial
                                                                       surrenders and partial surrender charges.
-------------------------- ----------------------------------- -----------------------------------------------------
Interest Rate on           Annually, payable at the end of     Guaranteed:
Payments under             each policy year.
Accelerated Benefit                                                o    As set forth immediately above for that
Rider for Terminal                                                      part of the Accelerated Benefit which does
Illness (ABRTI)                                                         not exceed the policy value available for
                                                                        loan when an Accelerated Benefit is
                                                                        requested.

                                                                   o    For that part of an Accelerated Benefit
                                                                        which exceeds the policy value available
                                                                        for loan when the Accelerated Benefit is
                                                                        requested, the greater of the current
                                                                        yield on 90 day Treasury bills, the
                                                                        current maximum statutory adjustable
                                                                        policy loan interest rate expressed as an
                                                                        annual effective rate or if the policy has
                                                                        a loan provision, the policy loan interest
                                                                        rate expressed as an effective annual rate.
-------------------------- ----------------------------------- -----------------------------------------------------


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.


------------------------------------------- ---------------- ------------------
Total Annual Fund Operating Expenses             MINIMUM           MAXIMUM
(including management fees, distribution
and/or service (12b-1) fees and other
expenses):
------------------------------------------- ---------------- ------------------
Before fee waivers and/or expense
reimbursements
------------------------------------------- ---------------- ------------------

------------------------------------------- ---------------- ------------------
After fee waivers and/or expense
reimbursements
------------------------------------------- ---------------- ------------------

Annual operating expenses of the funds as a percentage of average daily net assets)
                                                 Management        12b-1       Other      Gross total annual
                                                     fees           fees      expenses         expenses


 AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                        %              %             %             %
      Bond Fund
      Capital Resource Fund
      Cash Management Fund
      Diversified Equity Income Fund
      Emerging Markets Fund
      Equity Select Fund
      Extra Income Fund
      Federal Income Fund
      Global Bond Fund
      Growth Fund
      International Fund
      Managed Fund
      New Dimensions Fund(R)
      Partners Small Cap Value Fund
      S&P 500 Index Fund
      Small Cap Advantage Fund
      Stock Fund
      Strategy Aggressive Fund
 AIM V.I.
      Capital Appreciation Fund, Series II Shares
      Capital Development Fund, Series II Shares
 Alliance VP
      AllianceBernstein International Value Portfolio (Class B)
      Growth and Income Portfolio (Class B)
 American Century(R) Variable Portfolios, Inc.
      VP International, Class II
      VP Value, Class II
 Calvert Variable Series, Inc.
      Social Balanced Portfolio
 Evergreen VA
      Capital Growth Fund, Class L Shares

 Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2
      Mid Cap Portfolio Service Class 2
      Overseas Portfolio Service Class 2
 FTVIPT
      Franklin Real Estate Fund - Class 2
      Franklin Small Cap Value Securities Fund - Class 2
      Mutual Shares Securities Fund - Class 2

 Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund
      Mid Cap Value Fund
 INVESCO VIF
      Dynamics Fund
      Financial Services Fund
      Technology Fund
      Telecommunications Fund
 Janus Aspen Series
      Global Technology Portfolio: Service Shares
      International Growth Portfolio: Service Shares
 Lazard Retirement Series
      International Equity Portfolio
 MFS(R)
      Investors Growth Stock Series - Service Class
      New Discovery Series - Service Class
      Utilities Series - Service Class
 Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares
      Pioneer Europe VCT Portfolio - Class II Shares
 Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares
      Putnam VT International Growth Fund - Class IB Shares
      Putnam VT Vista Fund - Class IB Shares
 Strong Funds
      Strong Opportunity Fund II - Advisor Class
 Wanger
      International Small Cap
      U.S. Smaller Companies

 Wells Fargo VT
      Asset Allocation Fund
      International Equity Fund
      Small Cap Growth Fund


IDS Life has entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


Loads, Fees and Charges


Policy charges compensate us for:


o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.


PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 3% if your initial single premium is $10,000-$99,999 ($5,000-$99,999, ages 0-19). The premium expense charge is 2% of each premium payment if your initial single premium is $100,000-$249,999. The premium expense charge is 1% of each premium payment if your initial single premium is $250,000 and above. It partially compensates us for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates IDS Life us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION


On each monthly date prior to the insured's attained insurance age 100 we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month; and

2. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the two components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts you have chosen. You may change these percentages for future monthly deductions by writing to us.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.



Components of the monthly deduction:


1. Cost of Insurance: primarily, the cost of providing the death benefit under your policy. The cost of insurance for a policy month is calculated as: a x (b - c) where:

(a) is the monthly cost of insurance rate based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and initial single premium. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases. Also, we offer simplified underwriting under certain circumstances in connection with the policy. It is possible that cost of insurance for this policy may be higher for a healthy insured than the cost of insurance under other policies we offer, which require full underwriting.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%).

(c) is the policy value on the monthly date. At this point, the policy value has been reduced by any charges for optional riders.

2. Optional insurance benefit charges: charges for any optional benefits you add to the policy by rider. (See "Optional Insurance Benefits.")

Note for Montana residents: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

Components of the monthly deduction:


SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The surrender charge for the initial specified amount is shown in your policy. The surrender charge for the initial specified amount will decrease monthly until it is zero after ten policy years. If you increase the specified amount, an additional surrender charge will apply. We will show the additional surrender charge in a revised policy. The additional surrender charge will decrease monthly until it is zero after ten policy years following the increase in specified amount.

The surrender charge is a percent of the initial single premium or premium required to increase the specified amount. It varies by the insured's insurance age or, the insured's attained insurance age at the time of an increase in specified amount, and the number of years since the policy was issued or the number of years since an increase in specified amount.

The following table illustrates the maximum surrender charge for a female, insurance age 70 qualifying for nonsmoker rates. We assume the specified amount to be $100,000.

                           Lapse or surrender           Maximum
                          at beginning of year     Surrender charge
                                   1                    $4069.76
                                   2                     3662.78
                                   3                     3255.81
                                   4                     2848.83
                                   5                     2441.86
                                   6                     2034.88
                                   7                     1627.90
                                   8                     1220.93
                                   9                      813.95
                                  10                      406.98
                                  11                        0

From the beginning of year one to the end of year ten, the amounts shown decrease on a monthly basis.


PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we may assess a partial surrender charge. We call these "free partial surrenders."

After the first policy year, certain partial surrenders may be made without incurring a partial surrender charge. Free partial surrenders are those partial surrenders that do not exceed 10% of the beginning of year policy value minus beginning of year indebtedness.

For the portion of the partial surrender that exceeds the free partial surrender amount, a partial surrender charge is applied after the free partial surrender is taken. The charge for the remaining portion of the partial surrender is equal to the full surrender charge multiplied by the partial surrender amount divided by the cash surrender value. This charge will never exceed 10% of the amount surrendered.

The remaining policy value after a partial surrender cannot be less than $5,000. We reserve the right to decline or limit your request for a partial surrender to the extent that the partial surrender would cause the policy to fail to qualify as life insurance under the Code.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.90% of the average daily net asset value of the subaccounts. Computed daily, the charge compensates us for:

o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from its general assets.


TRANSFER CHARGE


We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

     o    cost of insurance charges;

     o    surrender charges;

     o    cost of optional insurance benefits;

     o    policy fees;

     o    mortality and expense risk charges; and

     o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS Life

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


The Variable Account


The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


The Funds


You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------- ------------------------ ---------------------------------------------- -----------------------------
Subaccount       Investing In             Investment Objectives and Policies             Investment Adviser
---------------- ------------------------ ---------------------------------------------- -----------------------------
FBC              AXP(R) Variable          Objective: long-term total return exceeding    American Express Financial
                 Portfolio -  Blue Chip   that of the U.S. stock market. Invests         Corporation (AEFC)
                 Advantage Fund           primarily in blue chip stocks. Blue chip
                                          stocks are issued by companies with a
                                          market capitalization of at least $1
                                          billion, an established management, a
                                          history of consistent earnings and a
                                          leading position within their
                                          respective industries.
---------------- ------------------------ ---------------------------------------------- ------------------------------
FBD              AXP(R) Variable          Objective: high level of current income        AEFC
                 Portfolio - Bond Fund    while conserving the value of the investment
                                          and continuing a high level of income for
                                          the longest time period. Invests primarily
                                          in bonds and other debt obligations.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FCR              AXP(R) Variable          Objective: capital appreciation. Invests       AEFC
                 Portfolio - Capital      primarily in U.S. common stocks and other
                 Resource Fund            securities convertible into common stocks.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FCM              AXP(R) Variable          Objective: maximum current income consistent   AEFC
                 Portfolio -  Cash        with liquidity and stability of principal.
                 Management Fund          Invests primarily in money market securities.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FDE              AXP(R) Variable          Objective: a high level of current income      AEFC
                 Portfolio -              and, as a secondary goal, steady growth of
                 Diversified Equity       capital. Invests primarily in
                 Income Fund              dividend-paying common and preferred stocks.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FEM              AXP(R) Variable          Objective: long-term capital growth. Invests   AEFC; American Express Asset
                 Portfolio - Emerging     primarily in equity securities of companies    Management International,
                 Markets Fund             in emerging market countries.                  Inc.,  a wholly-owned
                                                                                         subsidiary of AEFC, is the
                                                                                         sub-adviser.
---------------- ------------------------ ---------------------------------------------- -----------------------------

---------------- ------------------------ ---------------------------------------------- -----------------------------
FES              AXP(R) Variable          Objective: growth of capital. Invests          AEFC
                 Portfolio - Equity       primarily in equity securities of
                 Select Fund              medium-sized companies.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FEX              AXP(R) Variable          Objective: high current income, with capital   AEFC
                 Portfolio - Extra        growth as a secondary objective. Invests
                 Income Fund              primarily in high-yielding, high-risk
                                          corporate bonds (junk bonds) issued by U.S.
                                          and foreign companies and governments.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FFI              AXP(R) Variable          Objective: a high level of current income      AEFC
                 Portfolio - Federal      and safety of principal consistent with an
                 Income Fund              investment in U.S. government and government
                                          agency securities. Invests primarily in debt
                                          obligations issued or guaranteed as to
                                          principal and interest by the U.S.
                                          government, its agencies or
                                          instrumentalities.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FGB              AXP(R) Variable          Objective: high total return through income    AEFC
                 Portfolio - Global       and growth of capital. Non-diversified fund
                 Bond Fund                that invests primarily in debt obligations
                                          of U.S. and foreign issuers.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FGR              AXP(R) Variable          Objective: long-term capital growth. Invests   AEFC
                 Portfolio - Growth Fund  primarily in common stocks and securities convertible into common stocks that appear
                                          to offer growth opportunities.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FIE              AXP(R) Variable          Objective: capital appreciation. Invests       AEFC; American Express Asset
                 Portfolio -              primarily in common stocks or convertible      Management International,
                 International Fund       securities of foreign issuers that offer       Inc., a wholly-owned
                                          strong growth potential.                       subsidiary of AEFC,  is the
                                                                                         sub-adviser.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FMF              AXP(R) Variable          Objective: maximum total investment return     AEFC
                 Portfolio - Managed      through a combination of capital growth and
                 Fund                     current income. Invests primarily in a
                                          combination of common and preferred
                                          stocks, convertible securities, bonds
                                          and other debt securities.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FND              AXP(R) Variable          Objective: long-term growth of capital.        AEFC
                 Portfolio -  New         Invests primarily in common stocks showing
                 Dimensions Fund(R)       potential for significant growth.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FPS              AXP(R) Variable          Objective: long term capital appreciation.     AEFC; Royce & Associates, LLC,
                 Portfolio - Partners     Non-diversified fund that invests primarily    Third Avenue Management LLC
                 Small Cap  Value Fund    in equity securities.                          and National City
                                                                                         Investment Management
                                                                                         Company, sub-advisers.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FIV              AXP(R) Variable          Objective: long-term capital appreciation.     AEFC
                 Portfolio -  S&P 500     Non-diversified fund that invests primarily
                 Index Fund               in securities that are expected to provide
                                          investment results that correspond to the
                                          performance of the S&P 500 Index.
---------------- ------------------------ ---------------------------------------------- -----------------------------

---------------- ------------------------ ---------------------------------------------- -----------------------------
FSM              AXP(R) Variable          Objective: long-term capital growth. Invests   AEFC; Kenwood Capital
                 Portfolio - Small Cap    primarily in equity stocks of small            Management LLC, sub-adviser.
                 Advantage Fund           companies that are often included in the
                                          Russell 2000 Index and/or have market
                                          capitalization under $2 billion.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FST              AXP(R) Variable          Objective: current income and growth of        AEFC
                 Portfolio - Stock Fund   capital. Invests primarily in common stocks
                                          and securities convertible into common stock.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FSA              AXP(R) Variable          Objective: capital appreciation. Invests       AEFC
                 Portfolio - Strategy     primarily in equity securities of growth
                 Aggressive Fund          companies.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FAC              AIM V.I. Capital         Objective: growth of capital. Invests          A I M Advisors, Inc.
                 Appreciation Fund,       principally in common stocks of companies
                 Series II Shares         likely to benefit from new or innovative
                                          products, services or processes as
                                          well as those with above-average
                                          long-term growth and excellent
                                          prospects for future growth.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FAD              AIM V.I. Capital         Objective: long term growth of capital.        A I M Advisors, Inc.
                 Development Fund,        Invests primarily in securities (including
                 Series II Shares         common stocks, convertible securities and
                                          bonds) of small- and medium-sized
                                          companies.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FAB              Alliance VP              Objective: long-term growth of capital.        Alliance Capital
                 AllianceBernstein        Invests primarily in a diversified portfolio   Management, L.P.
                 International Value      of foreign equity securities.
                 Portfolio (Class B)
---------------- ------------------------ ---------------------------------------------- -----------------------------
FAL              Alliance VP Growth and   Objective: reasonable current income and       Alliance Capital
                 Income Portfolio         reasonable appreciation. Invests primarily     Management, L.P.
                 (Class B)                in dividend-paying common stocks of good
                                          quality.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FAI              American Century(R)      Objective: long term capital growth. Invests   American Century Investment
                 VP International,        primarily in stocks of growing foreign         Management, Inc.
                 Class II                 companies in developed countries.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FAV              American Century(R)      Objective: long-term capital growth, with      American Century Investment
                 VP Value, Class II       income as a secondary objective. Invests       Management, Inc.
                                          primarily in stocks of companies that
                                          management believes to be undervalued at the
                                          time of purchase.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FSB              Calvert Variable         Objective: income and capital growth.          Calvert Asset Management
                 Series, Inc. Social      Invests primarily in stocks, bonds and money   Company, Inc. (CAMCO),
                 Balanced Portfolio       market instruments which offer income and      investment adviser. SSgA
                                          capital growth opportunity and which satisfy   Funds Management, Inc. and
                                          the investment and social criteria.            Brown Capital Management
                                                                                         are the investment
                                                                                         subadvisers.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FCG              Evergreen VA Capital     Objective: long-term capital growth. The       Evergreen Investment
                 Growth Fund, Class L     fund seeks to achieve its goal by investing    Management Company, LLC.
                 Shares                   primarily in common stocks of large U.S.       Pilgrim Baxter Value
                                          companies, which the portfolio managers        Investors, Inc. is the
                                          believe have  the potential for capital        sub-investment adviser.
                                          growth over the intermediate- and long-term.
---------------- ------------------------ ---------------------------------------------- -----------------------------

---------------- ------------------------ ---------------------------------------------- -----------------------------
FFG              Fidelity(R) VIP Growth   Strategy: high total return through a          Fidelity Management &
                 & Income Portfolio       combination of current income and capital      Research Company (FMR),
                 Service Class 2          appreciation. Normally invests a majority of   investment manager; FMR
                                          assets in common stocks with a focus on        U.K. and FMR Far East,
                                          those that pay current dividends and show      sub-investment advisers.
                                          potential for capital appreciation.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FFM              Fidelity(R) VIP Mid      Strategy: long-term growth of capital.         FMR;  FMR U.K. and FMR Far
                 Cap Portfolio Service    Normally invests at least 80% of assets in     East, sub-investment advisers.
                 Class 2                  companies with medium market capitalization
                                          common stocks.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FFO              Fidelity(R) VIP          Strategy: long-term growth of capital.         FMR; FMR U.K., FMR Far East,
                 Overseas Portfolio       Invests primarily in common stocks of          Fidelity International
                 Service Class 2          foreign securities.                            Investment Advisors (FIIA)
                                                                                         and FIIA U.K.,
                                                                                         sub-investment advisers.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FRE              FTVIPT Franklin Real     Objective: capital appreciation with a         Franklin Advisers, Inc.
                 Estate Fund - Class 2    secondary goal to earn current income.
                                          Invests at least 80% of its net assets
                                          in investments of companies operating
                                          in the real estate industry. The Fund
                                          invests primarily in equity real
                                          estate investment trusts (REITs).
---------------- ------------------------ ---------------------------------------------- -----------------------------
FSV              FTVIPT Franklin Small    Objective: long-term total return. Invests     Franklin Advisory Services,
                 Cap Value Securities     at least 80% of its net assets in              LLC
                 Fund -  Class 2          investments of small capitalization
                 (previously FTVIPT       companies. For this Fund, small
                 Franklin Value           capitalization companies are those that have
                 Securities  Fund -       a market cap not exceeding $2.5 billion, at
                 Class 2)                 the time of purchase. Invests primarily in
                                          equity securities of companies manager
                                          believes are selling substantially
                                          below the underlying value of their
                                          assets or their private market value.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FMS              FTVIPT Mutual Shares     Objective: capital appreciation with income    Franklin Mutual Advisers,
                 Securities Fund -        as a secondary goal. Invests primarily in      LLC
                 Class 2                  equity securities of companies that the
                                          manager believes are available at
                                          market prices less than their value
                                          based on certain recognized or
                                          objective criteria (intrinsic value).
---------------- ------------------------ ---------------------------------------------- -----------------------------
FUE              Goldman Sachs VIT        Objective: seeks long-term growth of capital   Goldman Sachs Asset
                 CORESM U.S. Equity Fund  and dividend income. Invests, under normal     Management
                                          circumstances, at least 90% of its
                                          total assets (not including securities
                                          lending collateral and any investment
                                          of that collateral) measured at time
                                          of purchase, in a broadly diversified
                                          portfolio of large-cap and blue chip
                                          equity investments representing all
                                          major sectors of the U.S. economy.
---------------- ------------------------ ---------------------------------------------- -----------------------------

---------------- ------------------------ ---------------------------------------------- -----------------------------
FMC              Goldman Sachs VIT  Mid   Objective: seeks long-term capital             Goldman Sachs Asset
                 Cap Value Fund           appreciation. Invests, under normal            Management
                                          circumstances, at least 80% of its net
                                          assets plus any borrowing for
                                          investment purposes (measured at time
                                          of purchase) in a diversified
                                          portfolio of equity investments in
                                          mid-capitalization issuers within the
                                          range of the market capitalization of
                                          companies constituting the Russell
                                          Midcap Value index at the time of
                                          investment.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FID              INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                 Dynamics Fund            Invests primarily in common stocks of
                                          mid-sized companies - companies
                                          included in the Russell Mid-Cap Growth
                                          Index at the time of purchase, or if
                                          not included in that Index, those with
                                          market capitalizations between $2.5
                                          billion and $15 billion at the time of
                                          purchase. The Fund also has the
                                          flexibility to invest in other types
                                          of securities, including preferred
                                          stocks, convertible securities and
                                          bonds.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FFS              INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                 Financial Services Fund  Aggressively managed. Invests at least 80%
                                          of its assets in the equity securities
                                          and equity-related instruments of
                                          companies involved in the financial
                                          services sector. These companies
                                          include but are not limited to, banks,
                                          insurance companies, and investment
                                          and miscellaneous industries (asset
                                          managers, brokerage firms,
                                          government-sponsored agencies and
                                          suppliers to financial services
                                          companies).
---------------- ------------------------ ---------------------------------------------- -----------------------------
FTC              INVESCO VIF -            Objective: long-term growth of capital. The    INVESCO Funds Group, Inc.
                 Technology Fund          Fund is aggressively managed. Invests at
                                          least 80.00% of its assets in equity
                                          securities and equity-related
                                          instruments of companies engaged in
                                          technology-related industries. These
                                          include, but are not limited to,
                                          applied technology, biotechnology,
                                          communications, computers,
                                          electronics, Internet, IT services and
                                          consulting, software,
                                          telecommunications equipment and
                                          services, IT infrastructure, and
                                          networking companies. Many of these
                                          products and services are subject to
                                          rapid obsolescence, which may lower
                                          the market value of securities of the
                                          companies in this sector.
---------------- ------------------------ ---------------------------------------------- -----------------------------

---------------- ------------------------ ---------------------------------------------- -----------------------------
FTL              INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                 Telecommunications Fund  Current income is a secondary objective. The
                                          Fund is aggressively managed. Invests
                                          at least 80% of its assets in equity
                                          securities and equity-related
                                          instruments, of companies involved in
                                          the design, development manufacture,
                                          distribution or sale of communications
                                          services and equipment, and companies
                                          that are involved in supplying
                                          equipment or services to such
                                          companies. The telecommunications
                                          sector includes companies that offer
                                          telephone services, wireless
                                          communications, satellite
                                          communications, television and movie
                                          programming, broadcasting and Internet
                                          access.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FGT              Janus Aspen Series       Objective: long-term growth of capital.        Janus Capital
                 Global Technology        Non-diversified mutual fund that invests,
                 Portfolio:  Service      under normal circumstances, at least 80% of
                 Shares                   its net assets in securities of companies
                                          that the portfolio manager believes
                                          will benefit significantly from
                                          advances or improvements in
                                          technology. It implements this policy
                                          by investing primarily in equity
                                          securities of U.S. and foreign
                                          companies selected for their growth
                                          potential.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FIG              Janus Aspen Series       Objective: long-term growth of capital.        Janus Capital
                 International Growth     Invests, under normal circumstances, at
                 Portfolio: Service       least 80% of its net assets in securities of
                 Shares                   issuers from at least five different
                                          countries, excluding the United
                                          States. Although the Portfolio intends
                                          to invest substantially all of its
                                          assets in issuers located outside the
                                          United States, it may at times invest
                                          in U.S. issuers and it may at times
                                          invest all of its assets in fewer than
                                          five countries or even a single
                                          country.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FIP              Lazard Retirement        Objective: long-term capital appreciation.     Lazard Asset Management
                 International Equity     Invests primarily in equity securities,
                 Portfolio                principally common stocks of relatively
                                          large non-U.S. companies with market
                                          capitalizations in the range of the
                                          Morgan Stanley Capital International
                                          (MSCI) Europe, Australia and Far East
                                          (EAFE(R)) Index that the Investment
                                          Manager believes are undervalued based
                                          on their earnings, cash flow or asset
                                          values.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FGW              MFS(R) Investors         Objective: long-term growth of capital and     MFS Investment Management(R)
                 Growth Stock Series -    future income. Invests at least 80% of its
                 Service Class            total assets in common stocks and related
                                          securities of companies which MFS
                                          believes offer better than average
                                          prospects for long-term growth.
---------------- ------------------------ ---------------------------------------------- -----------------------------

---------------- ------------------------ ---------------------------------------------- -----------------------------
FDS              MFS(R) New Discovery     Objective: capital appreciation. Invests       MFS Investment Management(R)
                 Series - Service Class   primarily in equity securities of emerging
                                          growth companies.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FUT              MFS(R) Utilities         Objective: capital growth and current          MFS Investment Management(R)
                 Series -  Service Class  income. Invests primarily in equity and debt securities  of domestic and foreign
                                          companies in the  utilities industry.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FPE              Pioneer Equity Income    Objective: current income and long-term        Pioneer Investment
                 VCT Portfolio - Class    growth of capital from a portfolio             Management, Inc.
                 II Shares                consisting primarily of income producing
                                          equity securities of U.S.
                                          corporations. Invests primarily in
                                          common stocks, preferred stocks and
                                          interests in real estate investment
                                          trusts (REITs). Normally, the
                                          portfolio invests at least 80% of its
                                          total assets in income producing
                                          equity securities. The remainder of
                                          the portfolio may be invested in debt
                                          securities, most of which are expected
                                          to be convertible into common stocks.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FEU              Pioneer Europe VCT       Objective: long-term growth of capital.        Pioneer Investment
                 Portfolio - Class II     Invests primarily in equity securities of      Management, Inc.
                 Shares                   European issuers including common stocks,
                                          preferred stocks, rights, depositary
                                          receipts, warrants and debt securities
                                          convertible into common stock.
                                          Normally, the portfolio invests 80% of
                                          its total assets in equity securities
                                          of European issuers. The portfolio may
                                          also purchase forward foreign currency
                                          contracts in connection with its
                                          investments.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FHS              Putnam VT Health         Objective: capital appreciation. The fund      Putnam Investment
                 Sciences Fund - Class    seeks its goal by investing at least 80% of    Management, LLC
                 IB Shares                its net assets in common stocks of U.S.
                                          companies in the health sciences industries,
                                          with a focus on growth stocks.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FPI              Putnam VT                Objective: capital appreciation. The fund      Putnam Investment
                 International Growth     seeks its goal by investing mainly in common   Management, LLC
                 Fund -  Class IB Shares  stocks of companies outside the United
                                          States.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FVS              Putnam VT Vista Fund     Objective: capital appreciation. The fund      Putnam Investment
                 -  Class IB Shares       seeks its goal by investing mainly in common   Management, LLC
                                          stocks of U.S. companies with a focus on
                                          growth stocks.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FSO              Strong Opportunity       Objective: seeks capital growth. Invests       Strong Capital Management,
                 Fund II - Advisor Class  primarily in common stocks of medium           Inc.
                                          capitalization companies that the
                                          Fund's managers believe are
                                          underpriced, yet have attractive
                                          growth prospects.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FIC              Wanger International     Objective: long-term growth of capital.        Liberty Wanger Asset
                 Small Cap                Invests primarily in stocks of small- and      Management, L.P.
                                          medium-size non-U.S. companies with
                                          capitalizations of less than $2 billion.
---------------- ------------------------ ---------------------------------------------- -----------------------------

---------------- ------------------------ ---------------------------------------------- -----------------------------
FSP              Wanger U.S. Smaller      Objective: long-term growth of capital.        Liberty Wanger Asset
                 Companies (previously    Invests primarily in stocks of small- and      Management, L.P.
                 Wanger U.S. Small Cap)   medium-size U.S. companies with
                                          capitalizations of less  than $5 billion.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FAA              Wells Fargo VT Asset     Objective: long-term total return,             Wells Fargo Funds
                 Allocation Fund          consistent with reasonable risk. Invests       Management, LLC, adviser;
                                          primarily in the securities of various         Wells Capital Management
                                          indexes to replicate the total return of the   Incorporated,  sub-adviser.
                                          index. We use an asset allocation model to
                                          allocate and reallocate assets among common
                                          stocks (S&P 500 Index), U.S. Treasury bonds
                                          (Lehman Brothers 20+ Treasury Index) and
                                          money market instruments, operating from a
                                          target allocation of 60% stocks and 40%
                                          bonds.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FWI              Wells Fargo VT           Objective: total return with an emphasis on    Wells Fargo Funds
                 International  Equity    capital appreciation over the long-term.       Management, LLC, adviser;
                 Fund                     Invests primarily in equity securities of      Wells Capital Management
                                          non-U.S. companies.                            Incorporated, sub-adviser.
---------------- ------------------------ ---------------------------------------------- -----------------------------
FWS              Wells Fargo VT Small     Objective: long-term capital appreciation.     Wells Fargo Funds
                 Cap Growth Fund          Invests primarily in common stocks issued by   Management, LLC, adviser;
                                          companies whose market capitalization
                                          falls Wells Capital Management within
                                          the range of the Russell 2000 Index,
                                          Incorporated, sub-adviser. which is
                                          considered a small capitalization
                                          index.
---------------- ------------------------ ---------------------------------------------- -----------------------------


Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or phone number on the first page of this prospectus.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in our judgment the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS


As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proporation as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


The Fixed Account


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION


To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:


o  select a specified amount of insurance;

o  select a death benefit option;

o  designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 90. We may, however, do so at our sole discretion.


Risk classification: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )


Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


Incontestability: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS


Payment of premiums: In applying for your policy, you decide how much you intend to pay. The minimum initial single premium you may pay is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. If the initial premium includes funds from an exchange of policies under Section 1035 of the Code, we do not issue the policy until we receive the entire single premium.

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

Additional premiums: During the first five policy years, you may make additional premium payments only if you increase the specified amount. The minimum additional premium is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. Beginning the sixth policy year, you may make additional premium payments without increasing the specified amount if premiums are allowed by the Code. Premium payments are never allowed on or after the insured's attained insurance age 100. We reserve the right to limit the number and amount of additional premium payments.


Policy Value


The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

     o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

     o    interest credited; minus

     o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

     o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

     o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

     o    dividing that sum by the previous  adjusted net asset value per share;
          and

     o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o  additional net premiums allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial surrenders and partial surrender fees;

o  surrender charges; and/or

o  monthly deductions.

Accumulation unit values will fluctuate due to:

o  changes in underlying fund net asset value;

o  dividends distributed to the subaccounts;

o  capital gains or losses of underlying funds;

o  fund operating expenses; and/or

o  mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

     o    premium payments;

     o    loan requests and repayments;

     o    surrender requests; and

     o    transfers.

Payments or requests we receive after 3:00 p.m. Central time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.

Keeping The Policy in Force



NO LAPSE GUARANTEE

The NLG provides that even if the cash surrender value is insufficient to pay the monthly deduction, your policy will remain in force:

o  for 30 policy years for insurance ages 0-55

o  until the insured's attained insurance age 85 for insurance ages 56-75

o  for 10 policy years for insurance ages 76 and older

o  for five policy years if the policy is purchased in Massachusetts or Texas.

However, the no lapse guarantee feature is not in effect if indebtedness exceeds the policy value minus surrender charges. Your policy will lapse (terminate) if indebtedness exceeds the policy value minus surrender charges. Although the policy can be reinstated as explained below, the NLG cannot be reinstated.


GRACE PERIOD


If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.


REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o  a written request;

o  evidence satisfactory to us that the insured remains insurable;


o  payment of the required reinstatement premium; and


o  payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Louisiana, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT

During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange right policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

Note to Connecticut residents: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.


We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

Proceeds Payable Upon Death


We will pay a benefit to the beneficiary of the policy when the insured dies.

If that death is prior to the insured's attained insurance age 100, the death benefit is the greater of the specified amount or a percentage of the policy value. The proceeds payable is the death benefit amount minus outstanding indebtedness.




If that death is on or after the insured's attained insurance age 100, the amount payable is the greater of:


o the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

o the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.



CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to increase the specified amount so that additional premiums can be paid.

Increases: Requests for increases may only be made during the first five policy years. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in your application for the increase in specified amount.

Effect of increases in specified amount:

o The additional premium will increase the policy value by the amount of the additional net premium.

o The additional premium will increase the specified amount by the amount of the additional net premium multiplied by a specified amount factor based on the insured's attained insurance age, sex and risk classification.

o If the policy is not considered a modified endowment contract when it is issued, any additional premiums paid that result in an increase in specified amount will most likely cause the policy to be considered a modified endowment contract. (See "Federal Taxes.")


An increase in the specified amount will have the following effect on policy costs:


o Your monthly deduction will increase because the cost of insurance charge applies to the specified amount.


o  Charges for certain optional insurance benefits may increase.

o  The surrender charge will increase.


Decreases: Decreases in specified amount are not available. However, if you take a partial surrender, it will decrease the specified amount. (See "Partial Surrenders" for more information.


MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o  the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o  the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account.

RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o  not accepting telephone or electronic transfer requests;


o  requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

o  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.


In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o  For automated transfers -- $50.


From the fixed account to a subaccount:


o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o  For automated transfers -- $50.


MAXIMUM TRANSFER AMOUNTS


o  None.


MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

o You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING


You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works

                                                                       Number
                                           Amount      Accumulation   of units
                                Month     invested      unit value    purchased
By investing an equal number     Jan        $100           $20           5.00
of dollars each month...         Feb         100            16           6.25
                                 Mar         100             9          11.11
you automatically buy            Apr         100             5          20.00
more units when the per unit     May         100             7          14.29
market price is low...           June        100            10          10.00
                                 July        100            15           6.67
and fewer units                  Aug         100            20           5.00
when the per unit                Sept        100            17           5.88
market price is high.            Oct         100            12           8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING


Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000.00 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

Policy Loans


You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS


$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS


o In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

o  In Alabama, 100% of the policy value minus surrender charges.

o  In all other states, 90% of the policy value minus surrender charges.

o  For phone requests, the maximum loan amount is $100,000.


The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS


Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS


We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.


OVERDUE INTEREST


If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.


EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account of 4%. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

Policy Surrenders

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.


TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.


PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges." The remaining policy value after a partial surrender cannot be less than $5,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effects of partial surrenders

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Loads, Fees and Charges.")

o A partial surrender will reduce the specified amount by the amount of the specified amount multiplied by the sum of the partial surrender and partial surrender charge amount divided by the policy value. In order to receive favorable tax treatment under the Code, the reduction in specified amount may be less.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance.

Two Ways To Request A Transfer, Loan of Surrender


Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.


By mail:                        By phone:
Regular mail:                   Call between 7 a.m. and 6 p.m. Central Time:
IDS Life Insurance Company      (800) 862-7919 (toll free)
70100 AXP Financial Center
Minneapolis, MN 55474           TTY service for the hearing impaired:
                                (800) 258-8846 (toll free)
Express mail:
IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474


2 By phone:

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


Payment of Policy Proceeds


Proceeds will be paid when:


o  you surrender the policy; or

o  the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 2.5%[JACK OR MARK PLEASE VERIFY THIS %??] per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. Unless we agree otherwise, payments under all options must be made to a natural person.

Option A - Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

Option B - Payments for a specified period: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for other payment periods at your request, without charge.

Option C - Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS


We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

o  the NYSE is closed (other than customary weekend and holiday closings);

o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.


We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


Federal Taxes


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Diversification and Investment Control: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


Death benefit proceeds: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are.


Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

Pre-death proceeds: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                                           Taxable portion of pre-death proceeds
Full surrender:                                              Amount received plus any indebtedness, minus your
                                                             investment in the policy.*

Lapse:                                                       Any outstanding indebtedness minus your investment in the
                                                             policy.*

Partial surrenders (modified endowments):                    Lesser of: The amount received or policy value minus your
                                                             investment in the policy.*

Policy loans and assignments (modified endowments):          Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):                Generally, if the amount received is greater than your
                                                             investment in the policy,* the amount in excess of your
                                                             investment is taxable. However, during the first 15
                                                             policy years, a different amount may be taxable if the
                                                             partial surrender results in or is necessitated by a
                                                             reduction in benefits.

Policy loans and assignments (not modified endowments):      None.**

Payment options:                                             Option A: Taxed as full surrender (and may be subject to
                                                             additional 10% penalty tax if modified endowment contract).
                                                             Interest taxed (and not subject to additional 10% penalty tax).

                                                             Options B and C: Portion of each payment taxed and portion considered a return on investment in the policy* and not
                                                             taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment
                                                             contract). Payments made after the investment in the policy*
                                                             fully recovered taxed and subject to an additional 10%
                                                             penalty tax.

 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.


** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o  you apply for it or materially change it on or after June 21, 1988 and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Under these rules, most policies will be classified as modified endowment contracts on the policy date because of the amount of the initial single premium.

Increases in benefits: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

Reductions in benefits: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


o  the distribution occurs after the owner attains age 59 1/2;


o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or


o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

Interest paid on policy loans: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.


On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

LEGAL PROCEEDINGS [to be updated by amendment]


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS


Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.


Expenses: The policy values illustrated reflect the deduction of the following expenses:

      o  Premium expense charges;

      o  Cost of insurance charges;

      o  Mortality and expense risk charges; and

      o  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

      o  Current charges in all years illustrated; and

      o  Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." This section describes the charges reflected in the illustrated policy values. This section also describes the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is ____ % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insured: The illustration assumes the insured is a female, age 70, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

Death benefit: The death benefit illustrated is based on the assumed initial single premium and the assumed risk classification of the insured. The death benefit remains level in all years illustrated.

Premiums: The illustrations assume an initial single premium of $50,872 is paid in full on the policy date and that no additional premiums are paid. Results would differ if:

      o  The initial single premium is different.

      o  Additional premiums are paid.


Loans and partial surrender: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

Illustration
Initial specified amount $100,000                     Female -- age 70                                   Current costs assumed
                                                          nonsmoker                                    Initial premium $50,872
        Premium (1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1     53,416     100,000    100,000      100,000      47,269     50,223       53,179         43,606     46,561       49,516
   2     56,087     100,000    100,000      100,000      45,069     51,043       57,383         41,814     47,788       54,128
   3     58,891     100,000    100,000      100,000      42,709     51,781       62,003         39,861     48,932       59,155
   4     61,836     100,000    100,000      100,000      40,145     52,409       67,101         37,703     49,967       64,659
   5     64,927     100,000    100,000      100,000      37,325     52,898       72,758         35,290     50,863       70,723
   6     68,174     100,000    100,000      100,000      34,201     53,224       79,087         32,573     51,596       77,459
   7     71,582     100,000    100,000      100,000      30,715     53,357       86,233         29,494     52,136       85,012
   8     75,162     100,000    100,000      100,000      26,811     53,272       94,384         25,997     52,458       93,570
   9     78,920     100,000    100,000      108,763      22,407     52,926      103,584         22,000     52,519      103,177
  10     82,866     100,000    100,000      119,339      17,397     52,265      113,656         17,397     52,265      113,656
  15    105,760     100,000    100,000      188,734          --     40,227      179,747             --     40,227      179,747
  20    134,979          --         --      294,425          --         --      280,405             --         --      280,405
  25    172,272          --         --      443,763          --         --      439,369             --         --      439,369
  30    219,867          --         --      708,252          --         --      708,252             --         --      708,252

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration
Initial specified amount $100,000                       Female -- age 70                               Guaranteed costs assumed
                                                           nonsmoker                                    Initial premium $50,872
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1     53,416     100,000    100,000      100,000      47,229     50,183       53,139         43,566     46,520       49,476
   2     56,087     100,000    100,000      100,000      44,975     50,949       57,289         41,719     47,693       54,033
   3     58,891     100,000    100,000      100,000      42,542     51,615       61,841         39,693     48,766       58,993
   4     61,836     100,000    100,000      100,000      39,880     52,150       66,855         37,438     49,708       64,413
   5     64,927     100,000    100,000      100,000      36,931     52,519       72,411         34,896     50,484       70,376
   6     68,174     100,000    100,000      100,000      33,635     52,689       78,624         32,007     51,062       76,996
   7     71,582     100,000    100,000      100,000      29,923     52,625       85,641         28,702     51,404       84,420
   8     75,162     100,000    100,000      100,000      25,721     52,285       93,659         24,907     51,471       92,845
   9     78,920     100,000    100,000      107,895      20,930     51,617      102,757         20,523     51,210      102,350
  10     82,866     100,000    100,000      118,355      15,412     50,544      112,719         15,412     50,544      112,719
  15    105,760     100,000    100,000      186,763          --     33,515      177,870             --     33,515      177,870
  20    134,979          --         --      289,893          --         --      276,088             --         --      276,088
  25    172,272          --         --      434,634          --         --      430,330             --         --      430,330
  30    219,867          --         --      693,682          --         --      693,682             --         --      693,682

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

Attained insurance age: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

Code: The Internal Revenue Code of 1986, as amended.

Fixed account: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: The insured's age, based upon his or her last birthday on the date of the application.

Insured: The person whose life is insured by the policy.


Lapse: The policy ends without value and no death benefit will be paid.

Minimum monthly premium: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.


Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.


No lapse guarantee (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.

Owner: The entity (ies) to which, or individual(s) to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.


o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.


o    On surrender of the policy, the proceeds will be the cash surrender value.


Risk classification: A group of insureds that IDS Life expects will have similar mortality experience.


Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.


Surrender charge: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.


Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.


Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

Variable account: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

(Back Cover)



Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.




Investment Company Act File #811-4298

Statement of Additional Information


May 1, 2003

American Express(R)

Single Premium
Variable Life

A SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY


Issued by:          IDS Life Insurance Company (IDS Life)
                    70100 AXP Financial Center
                    Minneapolis, MN 55474
                    Phone: (800) 862-7919
                    Web site address: americanexpress.com

                    IDS Life Variable Life Separate Account

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

Table of Contents


Information about IDS Life.................................

      Ownership............................................
      State Regulation.....................................
      Reports..............................................
      Rating Agencies......................................

Principal Underwriter..........................................

Distribution of the Policy.................................

The Variable Account.......................................

Additional Information about the Operation
of the Policies............................................

      Additional Information on Payment Options............

      Additional Information on Underwriting...............


Performance Information....................................

      Average Annual Total Return..........................
      Rates of Return of the Funds.........................
      Rates of Return of the Subaccounts...................
      Annualized Yield for a Subaccount
      Investing in a Money Market Fund.....................
      Annualized Yield for a Subaccount
      Investing in an Income Fund..........................

Independent Auditors.......................................

Financial Information......................................

Information about IDS Life


IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. Our whollly owned subsidiary, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP


We are a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $__________ billion.

STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to pay the benefits promised under the policy.

For detailed information on the agency rating given to IDS Life, contact your sales representative, or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                       www.ambest.com
Fitch                                           www.fitchratings.com
Moody's                                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

In 2003, AEFA replaced IDS Life as the principal underwriter. AEFA currently pays underwriting commissions for its role as principal underwriter of all variable life insurance policies associated with this variable account. As of ______, 2003, the aggregate dollor amount of underwriting commisions to paid to AEFA in its role as principal underwriter for the variable account has been:
$____________. AEFA retains no underwriting commission from the sale of the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to IDS Life in its previous role as principal underwriter for the variable account was: 200_: $_________; 200_: $__________; and ______:
$________.


Distribution of the Policy


We are the sole distributor of the policy. We pay our representatives a commission of up to 6% of the initial single premium. Each year, we pay our representatives a service fee of 0.25% or less of the policy value, net of indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.


The Variable Account

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000.00 placed under this option:

             Payment period               Monthly payment per $1,000.00
                 (years)                      placed under Option B
                  10                                    $9.61
                  15                                     6.87
                  20                                     5.51
                  25                                     4.71
                  30                                     4.18


We will furnish monthly amounts for other payment periods at your request, without charge.

Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                      Life Income per $1,000 with payments guaranteed for

Age        Beginning                       5 years                    10 years                          15 years
payee       in year                   Male        Female            Male      Female                Male        Female
65            2005                   $ 5.28        $4.68            $5.16      $4.63                $4.96      $4.54
              2010                     5.19         4.61             5.08       4.57                 4.90       4.49
              2015                     5.11         4.55             5.01       4.51                 4.84       4.43
              2020                     5.03         4.49             4.94       4.45                 4.78       4.39
              2025                     4.95         4.43             4.87       4.40                 4.73       4.34
              2030                     4.88         4.38             4.81       4.35                 4.68       4.30
70            2005                     6.15         5.37             5.88       5.26                 5.49       5.07
              2010                     6.03         5.28             5.79       5.18                 5.42       5.00
              2015                     5.92         5.19             5.70       5.10                 5.36       4.94
              2020                     5.81         5.10             5.61       5.03                 5.30       4.88
              2025                     5.71         5.03             5.53       4.96                 5.24       4.83
              2030                     5.61         4.95             5.45       4.89                 5.18       4.77
75            2005                     7.30         6.36             6.74       6.09                 6.01       5.67
              2010                     7.14         6.23             6.63       5.99                 5.95       5.60
              2015                     6.99         6.10             6.52       5.89                 5.90       5.54
              2020                     6.84         5.99             6.42       5.79                 5.84       5.47
              2025                     6.71         5.88             6.32       5.71                 5.78       5.41
              2030                     6.58         5.78             6.23       5.62                 5.73       5.35
85            2005                    10.68         9.65             8.52       8.14                 6.73       6.64
              2010                    10.45         9.41             8.44       8.04                 6.72       6.62
              2015                    10.22         9.19             8.36       7.93                 6.70       6.59
              2020                    10.00         8.98             8.27       7.83                 6.68       6.57
              2025                     9.79         8.78             8.19       7.74                 6.67       6.54
              2030                     9.60         8.59             8.11       7.64                 6.65       6.52




ADDITIONAL INFORMATION ON UNDERWRITING

For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting". If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:
                        P(1 + T)(to the power of n) = ERV

where:   P   = a hypothetical initial payment of $1,000.00

         T   = average annual total return

         n   = number of years

         ERV = Ending Redeemable Value of a hypothetical $1,000.00 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)



In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

Average Annual Total Return for Period ending Dec. 31, 2002
                                                                                                                10 years or since
Fund                                                                      1 year        3 years       5 years     commencement
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)(1)                                   %              %             %            %
      Bond Fund (10/81)(1)
      Capital Resource Fund (10/81)(1)
      Cash Management Fund (10/81)(1)
      (1.64% Simple, 1.65% Compound)(2)
      Diversified Equity Income Fund (9/99)(1)
      Emerging Markets Fund (5/00)(1)
      Equity Select Fund (5/01)(1)
      Extra Income Fund (5/96)(1)
      Federal Income Fund (9/99)(1)
      Global Bond Fund (5/96)(1)
      Growth Fund (9/99)(1)
      International Fund (1/92)(1)
      Managed Fund (4/86)(1)
      New Dimensions Fund(R) (5/96)(1)
      Partners Small Cap Value Fund (8/01)(1)
      S&P 500 Index Fund (5/00)(1)
      Small Cap Advantage Fund (9/99)(1)
      Stock Fund (8/01)(1)
      Strategy Aggressive Fund (1/92)(1)
AIM V.I.
      Capital Appreciation Fund, Series II Shares
      (5/93)(1),(4)
      Capital Development Fund, Series II Shares
      (5/98)(1),(4)
Alliance VP
      AllianceBernstein International Value Portfolio
      (Class B) (5/01)(1),(5)
      Growth and Income Portfolio (Class B) (1/91)(1),(6)

American Century(R) Variable Portfolios, Inc.
      VP International, Class II (5/94)(1),(7)
      VP Value, Class II (5/96)(1),(7)
Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)(1)
Evergreen VA
      Capital Growth Fund -- Class 2 Shares (3/98)(1),(8)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2 (12/96)(1),(9)
      Mid Cap Portfolio Service Class 2 (12/98)(1),(9)
      Overseas Portfolio Service Class 2 (1/87)(1),(9)
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(4),(10)
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(10) (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Mutual Shares Securities Fund - Class 2 (11/96)(1),(10)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund (2/98)(1),(11)
      Mid Cap Value Fund (5/98)(1)
INVESCO VIF
      Dynamics Fund (8/97)(1)
      Financial Services Fund (9/99)(1)
      Technology Fund (5/97)(1)
      Telecommunications Fund (9/99)(1)
Janus Aspen Series
      Global Technology Portfolio: Service Shares (1/00)(1),(12)
      International Growth Portfolio: Service Shares (5/94)(1),(12),(13)
Lazard Retirement Series
      International Equity Portfolio (9/98)(1)
(MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(14)
      New Discovery Series - Service Class (5/98)(1),(14)
      Utilities Series - Service Class (1/95)(1),(14)
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares (3/95)(1),(15) Pioneer Europe VCT Portfolio - Class II Shares (10/98)(1),(16)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares (4/98)(1),(17)
      Putnam VT International Growth Fund - Class IB Shares (1/97)(1),(17),(18) Putnam VT Vista Fund - Class IB Shares (1/97)(1),(17),(18)
Strong Funds
      Strong Opportunity Fund II - Advisor Class (5/92)(1),(19)
Wanger
      International Small Cap (5/95)(1)
      U.S. Smaller Companies (5/95)(1)
      (previously Wanger U.S. Small Cap)

Wells Fargo VT
      Asset Allocation Fund (4/94)(1),(20)
      International Equity Fund (7/00)(1)
      Small Cap Growth Fund (5/95)(1),(21)

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3% premium expense charge. In the second table the rates of return do not reflect the 3% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

Average Annual Total Return Reflecting the 3% Premium Expense Charge For
Period Ending Dec. 31, 2002

                                                                    Performance since                  Performance since
                                                              commencement of the subaccount       commencement of the fund

                                                                                      Since                                Since
Subaccount  Investing in                                   1 year 5 years 10 years commencement 1 year 5 years 10 years commencement
           AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)        %        %        %        %         %       %        %         %
FBD           Bond Fund (5/00; 10/81)(1)
FCR           Capital Resource Fund (5/00; 10/81)(1)
FCM           Cash Management Fund (5/00; 10/81)(1)
FDE           Diversified Equity Income Fund
              (5/00; 9/99)(1)
FEM           Emerging Markets Fund (5/00; 5/00)(1)
FES           Equity Select Fund (5/02; 5/01)(1)
FEX           Extra Income Fund (5/00; 5/96)(1)
FFI           Federal Income Fund (5/00; 9/99)(1)
FGB           Global Bond Fund (5/00; 5/96)(1)
FGR           Growth Fund (5/00; 9/99)(1)
FIE           International Fund (5/00; 1/92)(1)
FMF           Managed Fund (5/00; 4/86)(1)
FND           New Dimensions Fund(R) (11/99; 5/96)(1)
FPS           Partners Small Cap Value Fund
              (5/02; 8/01)(1)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)
FST           Stock Fund (5/02; 8/01)(1)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)
           AIM V.I.
FAC           Capital Appreciation Fund,
              Series II Shares (5/02; 5/93)(1),(4)
FAD           Capital Development Fund,
              Series II Shares (5/02; 5/98)(1),(4)

           Alliance VP
FAB          AllianceBernstein International Value Portfolio
             (Class B) (5/02; 5/01)(1),(5)
FAL          Growth and Income Portfolio
             (Class B) (5/02; 1/91)(1),(6)
           American Century(R) Variable Portfolios, Inc.
FAI          VP International, Class II (5/02; 5/94)(1),(7)
 FAV         VP Value, Class II (5/02; 5/96)(1),(7)
           Calvert Variable Series, Inc.
FSB          Social Balanced Portfolio (5/00; 9/86)(1)
           Evergreen VA
FCG          Capital Growth Fund, Class L Shares
             (5/02; 3/98)(1),(8)
           Fidelity(R) VIP
FFG          Growth & Income Portfolio
             Service Class 2 (5/02; 12/96)(1),(9)
FFM          Mid Cap Portfolio Service Class 2
             (5/02; 12/98)(1),(9)
             FFO Overseas Portfolio Service Class 2
             (5/02; 1/87)(1),(9)
           FTVIPT
FRE          Franklin Real Estate Fund - Class 2
             (5/00; 1/89)(1),(10)
FSV          Franklin Small Cap Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(10)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
FMS          Mutual Shares Securities Fund -
             Class 2 (5/02; 11/96)(1),(10)
           Goldman Sachs VIT
FUE          CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(11)
FMC          Mid Cap Value Fund (5/00; 5/98)(1)
           INVESCO VIF
FID          Dynamics Fund (5/02; 8/97)(1)
FFS          Financial Services Fund (5/02; 9/99)(1)
FTC          Technology Fund (5/02; 5/97)(1)
FTL          Telecommunications Fund (5/02; 9/99)(1)
           Janus Aspen Series
FGT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(1),(12)
FIG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(1),(12),(13)
           Lazard Retirement Series
FIP          International Equity Portfolio (5/00; 9/98)(1)

           MFS(R)
FGW          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(1),(14)
FDS          New Discovery Series -
             Service Class (5/00; 5/98)(1),(14)
FUT          Utilities Series - Service Class
             (5/02; 1/95)(1),(14)
           Pioneer VCT
FPE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (5/02; 3/95)(1),(15)
FEU          Pioneer Europe VCT Portfolio -
             Class II Shares (5/02; 10/98)(1),(16)
           Putnam Variable Trust
FHS          Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(1),(17)
FPI          Putnam VT International Growth
             Fund - Class IB Shares (5/02; 1/97)(1),(17),(18)
FVS          Putnam VT Vista Fund -
             Class IB Shares (5/00; 1/97)(1),(17),(18)
           Strong Funds
FSO          Strong Opportunity Fund II - Advisor Class
             (5/02; 5/92)(1),(19)
           Wanger
FIC          International Small Cap (5/00; 5/95)(1)
FSP          U.S. Smaller Companies (5/00; 5/95)(1)
             (previously Wanger U.S. Small Cap)
           Wells Fargo VT
FAA          Asset Allocation Fund (5/02; 4/94)(1),(20)
FWI          International Equity Fund (5/02; 7/00)(1)
FWS          Small Cap Growth Fund (5/02; 5/95)(1),(21)


Average Annual Total Return Without Reflecting the 3% Premium Expense Charge
For Period Ending Dec. 31, 2002

                                                                    Performance since                  Performance since
                                                              commencement of the subaccount       commencement of the fund

                                                                                      Since                                Since
Subaccount  Investing in                                   1 year 5 years 10 years commencement 1 year 5 years 10 years commencement
           AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)        %        %        %        %         %       %        %         %
FBD           Bond Fund (5/00; 10/81)(1)
FCR           Capital Resource Fund (5/00; 10/81)(1)
FCM           Cash Management Fund (5/00; 10/81)(1)
FDE           Diversified Equity Income Fund
              (5/00; 9/99)(1)
FEM           Emerging Markets Fund (5/00; 5/00)(1)
FES           Equity Select Fund (5/02; 5/01)(1)
FEX           Extra Income Fund (5/00; 5/96)(1)
FFI           Federal Income Fund (5/00; 9/99)(1)
FGB           Global Bond Fund (5/00; 5/96)(1)

FGR          Growth Fund (5/00; 9/99)(1)
FIE          International Fund (5/00; 1/92)(1)
FMF          Managed Fund (5/00; 4/86)(1)
FND          New Dimensions Fund(R) (11/99; 5/96)(1)
FPS          Partners Small Cap Value Fund (5/02; 8/01)(1)
FIV          S&P 500 Index Fund (5/00; 5/00)(1)
FSM          Small Cap Advantage Fund (5/00; 9/99)(1)
FST          Stock Fund (5/02; 8/01)(1)
FSA          Strategy Aggressive Fund (5/00; 1/92)(1)
           AIM V.I.
FAC          Capital Appreciation Fund,
             Series II Shares (5/02; 5/93)(1),(4)
FAD          Capital Development Fund,
             Series II Shares (5/02; 5/98)(1),(4)
           Alliance VP
FAB          AllianceBernstein International Value Portfolio
             (Class B) (5/02; 5/01)(1),(5)
FAL          Growth and Income Portfolio
             (Class B) (5/02; 1/91)(1),(6)
           American Century(R) Variable Portfolios, Inc.
FAI          VP International, Class II (5/02; 5/94)(1),(7)
FAV          VP Value, Class II (5/02; 5/96)(1),(7)
           Calvert Variable Series, Inc.
FSB          Social Balanced Portfolio (5/00; 9/86)(1)
           Evergreen VA
FCG          Capital Growth Fund, Class L Shares
             (5/02; 3/98)(1),(8)
           Fidelity(R) VIP
FFG          Growth & Income Portfolio
             (Service Class 2) (5/02; 12/96)(1),(9)
FFM          Mid Cap Portfolio (Service Class 2)
             (5/02; 12/98)(1),(9)
FFO          Overseas Portfolio (Service Class 2)
             (5/02; 1/87)(1),(9)
           FTVIPT
FRE          Franklin Real Estate Fund - Class 2
             (5/00; 1/89)(1),(10)
FSV          Franklin Small Cap Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(10)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
FMS          Mutual Shares Securities Fund -
             Class 2 (5/02; 11/96)(1),(10)
           Goldman Sachs VIT
FUE          CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(11)
FMC          Mid Cap Value Fund (5/00; 5/98)(1)

           INVESCO VIF
FID          Dynamics Fund (5/02; 8/97)(1)
FFS          Financial Services Fund (5/02; 9/99)(1)
FTC          Technology Fund (5/02; 5/97)(1)
FTL          Telecommunications Fund (5/02; 9/99)(1)
           Janus Aspen Series
FGT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(1),(12)
FIG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(1),(12),(13)
           Lazard Retirement Series
FIP          International Equity Portfolio (5/00; 9/98)(1)
           MFS(R)
FGW          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(1),(14)
             (previously MFS(R) Growth Series)
FDS          New Discovery Series -
             Service Class (5/00; 5/98)(1),(14)
FUT          Utilities Series - Service Class
             (5/02; 1/95)(1),(14)
           Pioneer VCT
FPE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (5/02; 3/95)(1),(15)
FEU          Pioneer Europe VCT Portfolio -
             Class II Shares (5/02; 10/98)(1),(16)
           Putnam Variable Trust
FHS          Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(1),(17)
FPI          Putnam VT International Growth
             Fund - Class IB Shares (5/02; 1/97)(1),(17),(18)
FVS          Putnam VT Vista Fund -
             Class IB Shares (5/00; 1/97)(1),(17),(18)
           Strong Funds
FSO          Strong Opportunity Fund II - Advisor Class
             (5/02; 5/92)(1),(19)
           Wanger
FIC          International Small Cap (5/00; 5/95)(1)
FSP          U.S. Smaller Companies (5/00; 5/95)(1)
             (previously Wanger U.S. Small Cap)
           Wells Fargo VT
FAA          Asset Allocation Fund (5/02; 4/94)(1),(20)
FWI          International Equity Fund (5/02; 7/00)(1)      )
FWS          Small Cap Growth Fund (5/02; 5/95)(1),(21)

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 2002

Subaccount    Investing in:                                     Simple yield      Compound yield
FCM           AXP(R) Variable Portfolio - Cash Management Fund         %                  %

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

YIELD = 2[(a - b + 1)(to the power of 6) - 1]
        -------------------------------------
             cd

where:

a = dividends and investment income earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002

Subaccount     Investing in:                                         Yield
FBD           AXP(R) Variable Portfolio - Bond Fund                   __%
FEX           AXP(R) Variable Portfolio - Extra Income Fund           __
FFI           AXP(R) Variable Portfolio - Federal Income Fund         __
FGB           AXP(R) Variable Portfolio - Global Bond Fund            __

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Financial Information


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 200_ and 200_, and for each of the three years in the period ended Dec. 31, 200_, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Single Premium Variable Life at Dec. 31, 200_, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


[Updated Financial Information to be Provided on Amendment]

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 and filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(a)(4) Resolution of Board of Directors of IDS Life Insurance Company establishing 27 subaccounts dated May 21, 2002 as Exhibit 1.A.(1)(d) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed electronically on or about May 28, 2002 is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (AXP SPVL) filed with the Pre-Effective Amendment No. 1 to Registration Statement
         No. 333-83456 filed electronically on or about May 28, 2002 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy (AXP SPVL) filed electronically as Exhibit 1.A.(10) to Pre-Effective Amendment No. 1 to Registration Statement (333-83456) filed on or about May 28, 2002 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(h)(1) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2002, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated May 1, 2000 is filed electronically herewith.

(h)(3) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among IDS Life Insurance Company and Strong Opportunity Fund II, Inc. and Strong Investor Services,
         Inc. and Strong Investments, Inc. dated August 13, 2001 filed as
         Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)(1)   Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)      Calculations of Illustrations to be filed by amendment.

(o)(1)   Not applicable.

(p)(1)   Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

(r)(1)   Power of Attorney to sign amendments to this Registration Statement
         dated  April  9,  2002  filed   electronically   as  Exhibit  7(c)  to
         Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated September 11, 2002 filed electronically as Exhibit 7(b) to Post-Effective Amendment No. 5 to Registration Statement No. 333-69777 is incorporated herein by reference.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Stephen M. Lobo                                        Vice President, Treasurer and
                                                       Assistant Secretary

Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Philip C. Wentzel                                      Vice President and Controller

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The By-laws of IDS Life Insurance Company provides that:

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Fund A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Stephen M. Lobo                       Vice President, Treasurer and
                                           Assistant Secretary

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Philip C. Wentzel                     Vice President and Controller


* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of February, 2003.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By: /s/ Timothy V. Bechtold*
                             -------------------------
                                 Timothy V. Bechtold, Director and President
                                      (Name of Officer of the Depositor)


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2003.

Signature                               Title

/s/ Gumer C. Alvero*                    Director and Executive
    ---------------                     Vice President - Annuities
    Gumer C. Alvero

/s/ Timothy V. Bechtold*                Director and President
    -------------------
    Timothy V. Bechtold

/s/ Beth H. Fraser**                    Chief Executive Officer and
    ---------------                     Chairman of the Board
    Beth H. Fraser

/s/ Barry J. Murphy*                    Director
    ---------------
    Barry J. Murphy

/s/ Teresa J. Rasmussen*                Vice President and General Counsel
    -------------------
    Teresa J. Rasmussen

/s/ Stephen W. Roszell*                 Director
    ------------------
    Stephen W. Roszell

/s/ John T. Sweeny*                     Director and Executive
    --------------                      Vice President - Finance
    John T. Sweeny

/s/ Philip C. Wentzel*                  Vice President and Controller
    -----------------
    Philip C. Wentzel

/s/ David L. Yowan*                     Vice President, Treasurer and
    --------------
    David L. Yowan                      Assistant Secretary

 * Signed  pursuant to Power of Attorney dated April 9, 2002 as Exhibit 1.A.
   (12) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference.

** Signed pursuant to Power of Attorney dated September 11, 2002 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference:


By:


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel